INCOME TAXES - Disclosure of detailed information about effective income tax expense (recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Disclosure of income tax [Abstract]
Loss before income taxes	$ 8,250	$ 13,008	$ 7,056
Income tax recovery at statutory rates	(2,227)	(3,512)	(1,905)
Difference of foreign tax rates	(13)	19	(8)
Non-deductible expenses and non-taxable portion of capital gains	983	1,061	(216)
Changes in unrecognized deferred tax assets and other	1,250	2,487	2,201
Income tax expense (recovery)	(7)	55	72
Income tax (recovery) expense consists of:
Current income taxes	0	0	0
Deferred income taxes	(7)	55	72
Deferred income tax expense (recovery)	$ (7)	$ 55	$ 72